Cost Reduction Initiatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cost Reduction Initiatives [Abstract]
Beginning Balance	$ 0	$ 17
Incurred	0
Settled	(15)
Adjustments	(2)
Remaining Balance	0	17
Cost Reduction Initiatives Text [Abstract]
Number Employees Severed Voluntary		2,461
Severance Costs		$ 293